Expense Example {- Fidelity® New Jersey Municipal Money Market Fund} - 11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-14 - Fidelity® New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund-Default
Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640